Stockholders' Equity - Narrative (Details) - USD ($)				12 Months Ended
	Jul. 14, 2020	Jan. 14, 2020	Nov. 20, 2019	Dec. 31, 2019	Dec. 31, 2017	Jun. 30, 2020	Nov. 19, 2019	Jun. 30, 2019	Dec. 31, 2018	Jan. 31, 2013
Class of Warrant or Right [Line Items]
Common stock, par value (in usd per share)				$ 0.0001		$ 0.0001
Preferred stock, authorized (in shares)				1,000,000		1,000,000			1,000,000
Warrants issued and outstanding (in shares)				0		0		91,350	190,575
Warrants issued (in shares)			7,333,326		15,000,000					253,575
Warrants canceled and reissued to prior shareholders (in shares)			2,444,437
Term of warrants			5 years		5 years
Warrant, exercise price (in usd per share)			$ 11.50		$ 11.50					$ 17.80
Warrants, subject to adjustments after consummation of reverse capitalization period			30 days
Exercise of warrants (in shares)				190,575	11,500
Proceeds from issuance of stock warrants				$ 3,392,235	$ 204,700
Redemption price (in usd per share)					$ 0.01
20 trading days within 30 trading-day period
Class of Warrant or Right [Line Items]
Stock price at which warrants may be redeemed (in usd per share)					18.00
Trading day prior to date of notice of redemption
Class of Warrant or Right [Line Items]
Stock price at which warrants may be redeemed (in usd per share)					$ 10.00
Stock price at which warrants may be redeemed, after first exercisable (in usd per share)			$ 10.00
Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum EBITDA before stock conversion							$ 132,000,000
Tranche II - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum EBITDA before stock conversion							152,000,000
Tranche III - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum EBITDA before stock conversion							$ 172,000,000
Class A-1 Common Stock
Class of Warrant or Right [Line Items]
Common stock, par value (in usd per share)				$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)				250,000,000		250,000,000			250,000,000
Common stock, shares issued (in shares)				76,637,470		78,382,405			58,491,280
Class A-1 Common Stock | Subsequent Event
Class of Warrant or Right [Line Items]
Conversion of stock, shares converted (in shares)	3,784,416
Class A-1 Common Stock | Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum stock price of common stock before conversion (in usd per share)							$ 12.00
Class A-1 Common Stock | Tranche II - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum stock price of common stock before conversion (in usd per share)							14.00
Class A-1 Common Stock | Tranche III - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum stock price of common stock before conversion (in usd per share)							$ 16.00
Class A-2 Common Stock
Class of Warrant or Right [Line Items]
Common stock, par value (in usd per share)				$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)				10,000,000		10,000,000			10,000,000
Common stock, shares issued (in shares)				4,999,999		3,403,363	5,000,000		0
Percentage of ownership requiring exchange (less than)				4.99%		4.99%
Class A-2 Common Stock | Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Number of shares to be exchanged (in shares)							1,666,666
Class A-2 Common Stock | Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period | Subsequent Event
Class of Warrant or Right [Line Items]
Conversion of stock, shares converted (in shares)		1,666,666
Class A-2 Common Stock | Tranche II - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Number of shares to be exchanged (in shares)							1,666,667
Class A-2 Common Stock | Tranche III - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Number of shares to be exchanged (in shares)							1,666,667
Number of shares converted (in shares)		1,596,636